STOCK OPTIONS AND WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning	17,833,356	8,312,306	5,812,306
Grants	1,471,200	9,670,216	2,500,000
Forfeited	(338,251)	(149,166)
Outstanding at the end	18,966,305	17,833,356	8,312,306	5,812,306
Exercisable	13,652,168	11,298,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning	$ 1.04	$ 0.76	$ 0.70
Grants	2.46	1.29	0.89
Forfeited	(2.13)	(1.10)
Outstanding at the end	1.13	1.04	$ 0.76	$ 0.70
Exercisable	$ 0.99	$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term, outstanding	7 years 8 months 4 days	8 years 3 months 18 days		8 years 7 months 28 days
Weighted average remaining contractual term, grants	9 years 5 months 26 days
Exercisable	7 years 3 months 25 days	7 years 9 months 25 days
Outstanding at the beginning	$ 25,478,339	$ 14,079,265	$ 10,179,515
Grants	4,527,654	11,399,074	3,899,750
Outstanding at the end	30,005,993	25,478,339	$ 14,079,265	$ 10,179,515
Exercisable at the end	$ 23,582,392	$ 17,587,909